Funds Held for Clients and Client Funds Obligation	9 Months Ended
Sep. 30, 2014
Funds Held for Clients and Client Funds Obligation
4.	FUNDS HELD FOR CLIENTS AND CLIENT FUNDS OBLIGATION

As part of our payroll and tax filing application, we collect funds for federal, state and local employment taxes from clients, handle applicable regulatory tax filings, correspondence and amendments, remit the funds to appropriate tax agencies, and handle other employer-related services. Amounts collected by us from clients for their federal, state and local employment taxes earn interest during the interval between receipt and disbursement, as we invest these funds in money market funds and certificates of deposit. These collections from clients are typically disbursed from one to 30 days after receipt, with some funds being held for up to 120 days. These investments are shown in the Condensed Consolidated Balance Sheets as “Funds held for clients”, and the offsetting liability for the tax filings is shown as “Client funds obligation.” As of September 30, 2014 and December 31, 2013, the funds held for clients were invested in demand deposits, short-term certificates of deposit and money market funds. The interest earned on these funds is included in “Other income (expense), net”, on the Condensed Consolidated Statements of Income.